Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Beginning balance	$ 12,474.5	$ 11,973.3
Acquisitions		370.2
Finalization of purchase price allocations for prior year acquisitions	0.4	(4.3)
Revision to goodwill allocable to discontinued operations		13.1
Currency translation	32.5	122.7
Other	(4.1)	(0.5)
Ending balance	12,503.3	12,474.5
Life Sciences Solutions [Member]
Goodwill [Roll Forward]
Beginning balance	285.5	265.7
Currency translation	6.9	2.0
Other		17.8
Ending balance	292.4	285.5
Analytical Instruments [Member]
Goodwill [Roll Forward]
Beginning balance	2,759.0	2,737.5
Acquisitions		15.6
Finalization of purchase price allocations for prior year acquisitions	(0.1)	(0.9)
Currency translation	3.7	8.0
Other	(1.2)	(1.2)
Ending balance	2,761.4	2,759.0
Specialty Diagnostics [Member]
Goodwill [Roll Forward]
Beginning balance	4,229.2	3,870.6
Acquisitions		273.5
Finalization of purchase price allocations for prior year acquisitions	0.5	(3.4)
Currency translation	28.3	106.7
Other	0.1	(18.2)
Ending balance	4,258.1	4,229.2
Laboratory Products and Services [Member]
Goodwill [Roll Forward]
Beginning balance	5,200.8	5,099.5
Acquisitions		81.1
Revision to goodwill allocable to discontinued operations		13.1
Currency translation	(6.4)	6.0
Other	(3.0)	1.1
Ending balance	$ 5,191.4	$ 5,200.8